DEUTSCHE ASSET MANAGEMENT


[graphic omitted]


Mutual Fund
                                  Annual Report
                                                               December 31, 2001


                                    Class A, B, C Shares and Institutional Class


FLAG INVESTORS COMMUNICATIONS FUND



                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP
                                                               [graphic omitted]

Communications Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS


      REPORT HIGHLIGHTS .............................................   3
      PERFORMANCE COMPARISON ........................................   4
      LETTER TO SHAREHOLDERS ........................................   5
      ADDITIONAL PERFORMANCE INFORMATION ............................   8

      COMMUNICATIONS FUND
         Schedules of Investments ...................................  13
         Statement of Assets and Liabilities ........................  15
         Statement of Operations ....................................  16
         Statements of Changes in Net Assets ........................  17
         Financial Highlights .......................................  18
         Notes to Financial Statements ..............................  22
         Report of Independent Accountants ..........................  26

      FUND DIRECTORS ................................................  27


--------------------------------------------------------------------------------
                 The Fund is not insured by the FDIC and is not a
                 deposit, obligation of or guaranteed by Deutsche
                 Bank AG. The Fund is subject to investment risks,
                 including possible loss of principal amount
                 invested.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS


o The attractive longer-term returns remain intact, though the rough patches in 2000 and 2001 have eroded much of the outsized returns of 1998 and 1999. Average annual returns for Class A Shares over the past five and ten year periods and from inception, nearly eighteen years ago (January 18, 1984) through December 31, 2001, were 11.30%, 12.40% and 15.00%, respectively.1

o When one examines the phenomenon of the Internet, it is almost unique in terms of the worldwide scale and speed of impact. While we recognized and participated in the early opportunities, we underestimated how destabilizing the excess capital spending would become.

o At the risk of wearing out the theme of Back to the Future, we think it is important that the communications business fundamentals which we found so appealing in the 80's and 90's are, indeed, reemerging. Namely, technology driving declining unit costs and expanding features and functionality would be combined with less regulation to expand the demand for communications services and create opportunities for profitable businesses.

o In the aftermath of the recent excesses, we believe it will be companies with scale and well-developed franchises that will survive and eventually thrive. These are the companies we are emphasizing.

o Much hard work has occurred over the past year to prune the weaker holdings while seeking to identify the best opportunities going forward. We are committed to seeking attractive long-term returns for you, our loyal shareholders.





--------------------------------------------------------------------------------
1 Exclusive of sales charges.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
           Communications Fund--                       Lipper Telecommunications
              Class A Shares           S&P 500 Index       Funds Average
1/18/84             $10000               $10000               $10000
2/29/84               9528                 9648                 9671
3/31/84               9497                 9815                 9615
4/30/84               9559                 9908                 9651
5/31/84               9270                 9360                 9312
6/30/84               9481                 9563                 9525
7/31/84               9955                 9444                 9725
8/31/84              10321                10488                10018
9/30/84              10714                10490                10778
10/31/84             10956                10531                10804
11/30/84             11094                10413                11101
12/31/84             11504                10687                11508
1/31/85              11915                11520                11904
2/28/85              12040                11661                12044
3/31/85              12098                11668                12192
4/30/85              12420                11658                12494
5/31/85              13047                12331                13149
6/30/85              13481                12524                13607
7/31/85              13079                12506                13213
8/31/85              13168                12399                13300
9/30/85              12707                12011                12844
10/31/85             13271                12566                13432
11/30/85             13993                13428                14205
12/31/85             14850                14078                15095
1/31/86              14915                14156                15203
2/28/86              15586                15214                15922
3/31/86              16504                16063                16883
4/30/86              16605                15882                16909
5/31/86              17361                16727                17711
6/30/86              18452                17010                18811
7/31/86              18453                16059                18840
8/31/86              19797                17249                20270
9/30/86              17909                15823                18232
10/31/86             18317                16736                18612
11/30/86             18788                17143                19053
12/31/86             18529                16705                18851
1/31/87              19722                18955                20198
2/28/87              19259                19704                19699
3/31/87              19271                20272                19548
4/30/87              18469                20092                18790
5/31/87              18589                20266                18850
6/30/87              19532                21290                19758
7/31/87              19872                22368                19932
8/31/87              20859                23203                21070
9/30/87              21681                22694                21839
10/31/87             19922                17807                20202
11/30/87             18466                16339                18711
12/31/87             18808                17582                19086
1/31/88              20702                18322                21123
2/29/88              20728                19176                21040
3/31/88              19881                18583                20098
4/30/88              20045                18789                20307
5/31/88              20890                18961                21447
6/30/88              21442                19821                21744
7/31/88              21379                19746                21668
8/31/88              20953                19076                21126
9/30/88              22097                19888                22267
10/31/88             22632                20442                22759
11/30/88             22490                20151                22498
12/31/88             22545                20502                22620
1/31/89              24104                22004                24202
2/28/89              23652                21455                23717
3/31/89              24614                21956                24668
4/30/89              26354                23096                26502
5/31/89              27849                24030                27903
6/30/89              27860                23894                27866
7/31/89              30052                26051                30185
8/31/89              30095                26561                30193
9/30/89              31106                26453                31067
10/31/89             30753                25839                30755
11/30/89             31645                26366                31412
12/31/89             33546                26999                34048
1/31/90              30180                25186                30521
2/28/90              30259                25511                30185
3/31/90              31439                26186                31399
4/30/90              30470                25533                30676
5/31/90              32554                28023                32919
6/30/90              31547                27834                31598
7/31/90              31254                27745                31569
8/31/90              28961                25237                28919
9/30/90              29542                24009                30358
10/31/90             30249                23906                31604
11/30/90             30518                25452                32058
12/31/90             31012                26161                32448
1/31/91              30968                27300                31770
2/28/91              32376                29252                32801
3/31/91              33304                29961                33772
4/30/91              33318                30032                33466
5/31/91              33403                31327                32997
6/30/91              33058                29892                32822
7/31/91              33901                31285                33542
8/31/91              34449                32026                33998
9/30/91              34999                31490                33953
10/31/91             36183                31914                35012
11/30/91             35296                30628                33851
12/31/91             38230                34131                36702
1/31/92              37231                33495                35758
2/29/92              37145                33928                35199
3/31/92              36448                33269                34302
4/30/92              38276                34245                36746
5/31/92              37676                34413                36014
6/30/92              37178                33901                36013
7/31/92              39366                35286                38478
8/31/92              38794                34564                38123
9/30/92              39646                34970                38725
10/31/92             40046                35091                38478
11/30/92             41218                36286                39159
12/31/92             42988                36731                41002
1/31/93              43917                37038                41591
2/28/93              45664                37543                43787
3/31/93              47485                38335                45133
4/30/93              45869                37409                43298
5/31/93              46636                38409                43816
6/30/93              48473                38522                45980
7/31/93              49205                38367                46933
8/31/93              51303                39823                49453
9/30/93              51860                39517                49453
10/31/93             52668                40335                50294
11/30/93             50088                39950                47913
12/31/93             50774                40433                48002
1/31/94              52128                41808                49395
2/28/94              49883                40673                46977
3/31/94              47891                38900                45589
4/30/94              48172                39399                46617
5/31/94              48643                40045                46723
6/30/94              47495                39064                46765
7/31/94              49397                40346                48314
8/31/94              50361                42001                48579
9/30/94              49473                40973                47594
10/31/94             49607                41894                47650
11/30/94             47458                40368                45614
12/31/94             47563                40967                45946
1/31/95              48976                42029                48233
2/28/95              49148                43667                48012
3/31/95              49751                44956                48351
4/30/95              50861                46280                49970
5/31/95              51074                48129                49901
6/30/95              53759                49247                51795
7/31/95              57076                50880                54903
8/31/95              58727                51008                56632
9/30/95              61164                53161                59111
10/31/95             59516                52971                58892
11/30/95             60533                55296                59557
12/31/95             63468                56362                63344
1/31/96              64151                58279                63639
2/29/96              63425                58821                62218
3/31/96              64706                59386                61602
4/30/96              67371                60262                64356
5/31/96              69775                61818                65089
6/30/96              69818                62052                65428
7/31/96              65378                59310                62178
8/31/96              65896                60562                60851
9/30/96              67278                63972                62283
10/31/96             67148                65735                63151
11/30/96             72336                70703                67106
12/31/96             72008                69302                67258
1/31/97              74962                73632                70392
2/28/97              74777                74209                71899
3/31/97              70069                71160                66627
4/30/97              72673                75408                69969
5/31/97              80010                79999                75222
6/30/97              83771                83589                78689
7/31/97              87182                90236                80350
8/31/97              83984                85180                76971
9/30/97              92335                89844                84260
10/31/97             90840                86843                84492
11/30/97             96257                90863                92324
12/31/97             98909                92424                94664
1/31/98             104679                93446               100263
2/28/98             110245               100186               102769
3/31/98             122705               105317               115204
4/30/98             122748               106376               112366
5/31/98             118546               104547               108524
6/30/98             126541               108795               114498
7/31/98             130668               107635               118618
8/31/98             107307                92098               104959
9/30/98             121220                97972               115869
10/31/98            134090               105943               126453
11/30/98            147972               112369               136282
12/31/98            183277               118837               161413
1/31/99             193075               123806               168903
2/28/99             185793               119959               163235
3/31/99             213743               124762               172252
4/30/99             220327               129589               182216
5/31/99             214927               126528               178730
6/30/99             224446               133551               190401
7/31/99             216946               129381               187209
8/31/99             202509               128741               172920
9/30/99             209588               125212               182325
10/31/99            228507               133135               192061
11/30/99            245848               135871               201235
12/31/99            266610               143843               211782
1/31/00             250302               136615               202691
2/29/00             265022               134029               204006
3/31/00             265511               147141               210167
4/30/00             242356               142714               196671
5/31/00             219786               139786               182700
6/30/00             229318               143232               185661
7/31/00             217748               140993               177876
8/31/00             228700               149751               181689
9/30/00             221070               141845               180989
10/31/00            223900               141245               192559
11/30/00            183415               130110               163106
12/31/00            174583               130746               155594
1/31/01             201594               135385               170840
2/28/01             166704               123040               146529
3/31/01             146114               115246               134369
4/30/01             157634               124202               144006
5/31/01             157104               125034               140921
6/30/01             148034               121991               132342
7/31/01             142407               120790               129343
8/31/01             127180               113227               116229
9/30/01             115528               104074               113482
10/31/01            112548               106067               106647
11/30/01            122082               114192               111954
12/31/01            123009               115224               113949



---------------------------------------------------------------------------------------------------------------------------
                                                CUMULATIVE TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
   Years Ended                     1 Year   5 Years   10 Years     Since      1 Year   5 Years   10 Years     Since
   December 31, 2001                                           Inception 2                                Inception 2
---------------------------------------------------------------------------------------------------------------------------
 Communications Fund
   Class A Shares                   (29.54)%  70.83%   221.76%  1,130.09%     (29.54)%   11.30%     12.40%    15.00%
   Class B Shares                   (30.09)%  64.49%     n/a      145.25%     (30.09)%   10.47%      n/a      13.69%
   Class C Shares                   (30.09)%   n/a       n/a       (6.89)%    (30.09)%    n/a        n/a      (2.22)%
   Institutional Class              (29.39)%   n/a       n/a        4.07%     (29.39)%    n/a        n/a       1.12%
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3                    (11.87)%  66.26%   237.60%  1,052.24%     (11.87)%   10.70%     12.94%    14.62%
---------------------------------------------------------------------------------------------------------------------------
 Lipper Telecommunications
   Funds Average 4                  (39.22)%  54.85%   200.71%  1,039.49%     (39.22)%    8.32%     11.62%    14.52%
---------------------------------------------------------------------------------------------------------------------------


THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (33.42)%, FIVE-YEAR 10.05%, TEN-YEAR 11.76%, CLASS B SHARES--ONE-YEAR (33.58)%,
FIVE-YEAR 10.20%, SINCE INCEPTION 13.69%; CLASS C SHARES--ONE-YEAR (30.79)%, SINCE INCEPTION (2.22)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS FOLLOWS:CLASS A SHARES:5.50%; CLASS BSHARES: A CONTINGENT DEFERRED SALES CHARGE (`CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS; AND CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE.RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2  The Fund's inception dates are:Class A Shares: January 18, 1984, Class B
   Shares: January 3, 1995, Class C Shares: October 28, 1998, Institutional
   Class: June 4, 1998. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning January 31, 1984.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by LipperInc. as falling into the category indicated.These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



Dear Fellow Shareholders:

December 31 of 2001 brings to a close a second difficult year in the stock market and in the life of your Fund. The total return of the Flag Investors Communications Fund Class A Shares for 2001 was a negative 29.54%.1 The attractive longer-term returns remain intact, though the rough patches in 2000 and 2001 have eroded much of the outsized returns of 1998 and 1999. Average annual returns over the past five and ten year periods and from inception, nearly eighteen years ago (January 18, 1984) through December 31, 2001, were 11.30%, 12.40% and 15.00%, respectively. 1

While we were able to distinguish your Fund from our communications funds brethren on the upside over the last half (5 years) of the 1990's, there were few places within the industry to escape the downside during the same time period. Significant declines were encountered in mature as well as emerging local and long-distance telecommunications service providers, cable and satellite services, most communications equipment and software suppliers and in media. It was disappointing that after fourteen years of relatively steady returns, the rather diverse communications sector experienced too much of a good thing and the painful aftermath. Memories of such experiences fade slowly and history suggests that such over-exuberance as occurred in communications is unlikely to be repeated in most current investors' time horizon. From our perspective that is a good thing.

THE INTERNET BUBBLE HAS BEEN DEFLATED
Demand for all forms of communications had been growing for some time, but developing Internet usage stimulated a dramatic increase. When one examines the phenomenon of the Internet, it is almost unique in terms of the worldwide scale and speed of impact. Comparably significant economic and behavioral developments in history generally occurred over substantially longer periods, multiple decades instead of multiple years. Clearly, the unprecedented scale and speed of this phenomenon made seemingly excessive projections of demand appear reasonable. A full spectrum of investors, both daring and fresh as well as cautious and experienced, pursued various avenues of investment in this `new, new thing.'

We were pleased to have been early to recognize technological and business trends which would stimulate the entire communications industry. Nevertheless, as recognition of the positive trends overwhelmed the industry, it encouraged excessive capital investment and a crowded field of well-funded competitors. The once positive business fundamentals then eroded more severely than we thought possible. While we believe our favored companies will still be the survivors and future thrivers, we did not appreciate the degree of destabilization which has occurred.

BACK TO THE FUTURE
At the risk of wearing out the theme of Back to the Future, we think it is important that the communications business fundamentals which we found so appealing in the 80's and 90's are, indeed, reemerging. Namely, technology driving declining unit costs and expanding features and functionality would be combined with less regulation to expand the demand for communications services and create opportunities for profitable businesses. These trends were given more discussion in our semiannual letter. Because the expanded investments in the area proved to be so extreme, the reaction has been to cut off the poorly conceived and financially extended new competition, leaving the companies with scale and well-developed franchises to survive and, we believe, to again thrive.

Regulators and long-term investors are returning to more rational behavior, while short-term investors have essentially abandoned this space. The result will be returns on invested capital rising back to equilibrium levels. From there, the lessened probability of the excesses returning will allow worthwhile profit growth to be more sustained. This should be good news for investors.

CURRENT PORTFOLIO STRUCTURE
The Communications Fund portfolio continues its emphasis on the telephone carrier service market, especially in the well-entrenched local market operators. We expect them to gain authorization to offer long-distance services and to take significant market share. We also like the cable TV and satellite service providers for similar dominance in their respective markets.




--------------------------------------------------------------------------------
1 Exclusive of sales charges.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



While elements of these three services overlap, we believe there will remain sufficient differentiation in each of their businesses to encourage profit maximizing business behavior. Coupled with lessened capital expenditures and consolidation within their respective sub-sectors, we think cash generation will accelerate and investors will reward their stock prices accordingly.

Other portfolio holdings among the providers of equipment, software and application services have been carefully culled to retain the better businesses and values. This will be an area of continuing close examination and management.

Finally, while the currently severe advertising slump has pressured the businesses of media companies, we know this to be a cyclical phenomenon. There will be recovery and it should leverage the profit recovery of the stronger companies. AOL Time Warner, for one, continues to be well positioned to benefit from the eventual economic recovery in our opinion.

CLOSING
We own significant investments in the Communications Fund ourselves, and we believe the opportunities for attractive investment returns remain. Much hard work has occurred over the past year to prune the weaker holdings while seeking to identify the best opportunities going forward. We are committed to seeking attractive long-term returns for you, our loyal shareholders.

Sincerely,



/S/ SIGNATURE
Bruce E. Behrens
Co-Portfolio Manager



/S/ SIGNATURE
Liam D. Burke
Co-Portfolio Manager

January 16, 2002




--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------

   COMMUNICATIONS INDUSTRY HOLDINGS                                 PERCENT OF
                                                                    NET ASSETS

       I.    NATIONAL CARRIERS
               Qwest Communications International, Inc. ..............   5.73%
               SBC Communications, Inc. ..............................   9.66
               Verizon Communications ................................   8.71
                                                                        -----
                                                                        24.10
      II.    REGIONAL CARRIERS
               ALLTEL Corp. ..........................................   9.32
               General Communication, Inc.--Class A ..................   0.43
                                                                        -----
                                                                         9.75
     III.    EMERGING CARRIERS
               Williams Communications Group .........................   0.62
                                                                        -----
      IV.    INTERNATIONAL NETWORK OPERATORS
               BCE, Inc. .............................................   4.93
               Telefonica de Espana ADR ..............................   1.69
               Telefonos de Mexico SA ADR ............................   1.99
               Vodafone Group PLC ....................................   3.27
                                                                        -----
                                                                        11.88
       V.    COMMUNICATION EQUIPMENT
               Agilent Technologies, Inc. ............................   1.71
               Avaya, Inc. ...........................................   1.18
               Black Box Corp. .......................................   3.51
               Celestica, Inc. .......................................   3.42
               Lucent Technologies, Inc. .............................   1.41
               Qualcomm, Inc. ........................................   2.27
               Solectron Corp. .......................................   1.12
               Sun Microsystems, Inc. ................................   1.09
               Tellabs, Inc. .........................................   0.53
                                                                        -----
                                                                        16.24
      VI.    SOFTWARE & APPLICATIONS
               Convergys Corp. .......................................   4.36
               Novell, Inc. ..........................................   2.37
                                                                        -----
                                                                         6.73
     VII.    MEDIA
               AOL Time Warner, Inc. .................................  11.14
               Charter Communications, Inc.--Class A .................   3.44
               General Motors Corp.--Class H (Hughes Electronics) ....   2.96
               Liberty Media Corp.--Class A ..........................   2.02
               Mediacom Communications Corp. .........................   2.55
               News Corp. Ltd. ADR ...................................   1.90
               XM Satellite Radio Holdings--Class A ..................   0.93
                                                                        -----
                                                                        24.94
    VIII.    SPECIALTY SERVICES
               Dobson Communications Corp.--Class A ..................   0.67
               Genuity, Inc.--Class A ................................   0.39
               Orbital Sciences Corp. ................................   0.27
                                                                        -----
                                                                         1.33
                                                                        -----
               Total Communications Industry .........................  95.59%
                                                                        =====

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION


The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) including any applicable maximum sales load, from the inception date of the respective class through the end of the most recent fiscal year. TheSEC also requires that we report the total return of each class, according to a standardized formula that includes any applicable maximum sales load, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.



--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
         Communications Fund--                      Lipper Telecommunications
              Class A Shares   S&P 500 Index 3          Funds Average 4
1/18/84           $ 9450             $10000                  $10000
1/31/84             9880              10000                   10000
2/29/84            10125               9648                    9671
3/31/84            10250               9815                    9615
4/30/84            10360               9908                    9651
5/31/84            10500               9360                    9312
6/30/84            10650               9563                    9525
7/31/84            10750               9444                    9725
8/31/84            10900              10488                   10018
9/30/84            11002              10490                   10778
10/31/84           11098              10531                   10804
11/30/84           11125              10413                   11101
12/31/84           11180              10687                   11508
1/31/85            11200              11520                   11904
2/28/85            11260              11661                   12044
3/31/85            11378              11668                   12192
4/30/85            11433              11658                   12494
5/31/85            11737              12331                   13149
6/30/85            12329              12524                   13607
7/31/85            12740              12506                   13213
8/31/85            12360              12399                   13300
9/30/85            12444              12011                   12844
10/31/85           12008              12566                   13432
11/30/85           12541              13428                   14205
12/31/85           13223              14078                   15095
1/31/86            14033              14156                   15203
2/28/86            14095              15214                   15922
3/31/86            14729              16063                   16883
4/30/86            15596              15882                   16909
5/31/86            15692              16727                   17711
6/30/86            16406              17010                   18811
7/31/86            17437              16059                   18840
8/31/86            17438              17249                   20270
9/30/86            18708              15823                   18232
10/31/86           16924              16736                   18612
11/30/86           17310              17143                   19053
12/31/86           17755              16705                   18851
1/31/87            17510              18955                   20198
2/28/87            18637              19704                   19699
3/31/87            18200              20272                   19548
4/30/87            18211              20092                   18790
5/31/87            17453              20266                   18850
6/30/87            17567              21290                   19758
7/31/87            18458              22368                   19932
8/31/87            18779              23203                   21070
9/30/87            19712              22694                   21839
10/31/87           20489              17807                   20202
11/30/87           18826              16339                   18711
12/31/87           17450              17582                   19086
1/31/88            17774              18322                   21123
2/29/88            19563              19176                   21040
3/31/88            19588              18583                   20098
4/30/88            18788              18789                   20307
5/31/88            18943              18961                   21447
6/30/88            19741              19821                   21744
7/31/88            20263              19746                   21668
8/31/88            20203              19076                   21126
9/30/88            19801              19888                   22267
10/31/88           20882              20442                   22759
11/30/88           21387              20151                   22498
12/31/88           21253              20502                   22620
1/31/89            21305              22004                   24202
2/28/89            22778              21455                   23717
3/31/89            22351              21956                   24668
4/30/89            23260              23096                   26502
5/31/89            24905              24030                   27903
6/30/89            26317              23894                   27866
7/31/89            26328              26051                   30185
8/31/89            28399              26561                   30193
9/30/89            28440              26453                   31067
10/31/89           29395              25839                   30755
11/30/89           29062              26366                   31412
12/31/89           29905              26999                   34048
1/31/90            31701              25186                   30521
2/28/90            28520              25511                   30185
3/31/90            28595              26186                   31399
4/30/90            29710              25533                   30676
5/31/90            28794              28023                   32919
6/30/90            30764              27834                   31598
7/31/90            29812              27745                   31569
8/31/90            29535              25237                   28919
9/30/90            27368              24009                   30358
10/31/90           27917              23906                   31604
11/30/90           28585              25452                   32058
12/31/90           28840              26161                   32448
1/31/91            29306              27300                   31770
2/28/91            29265              29252                   32801
3/31/91            30595              29961                   33772
4/30/91            31472              30032                   33466
5/31/91            31486              31327                   32997
6/30/91            31566              29892                   32822
7/31/91            31240              31285                   33542
8/31/91            32036              32026                   33998
9/30/91            32554              31490                   33953
10/31/91           33074              31914                   35012
11/30/91           34193              30628                   33851
12/31/91           33355              34131                   36702
1/31/92            36127              33495                   35758
2/29/92            35183              33928                   35199
3/31/92            35102              33269                   34302
4/30/92            34443              34245                   36746
5/31/92            36171              34413                   36014
6/30/92            35604              33901                   36013
7/31/92            35133              35286                   38478
8/31/92            37201              34564                   38123
9/30/92            36660              34970                   38725
10/31/92           37465              35091                   38478
11/30/92           37843              36286                   39159
12/31/92           38951              36731                   41002
1/31/93            40624              37038                   41591
2/28/93            41502              37543                   43787
3/31/93            43152              38335                   45133
4/30/93            44873              37409                   43298
5/31/93            43346              38409                   43816
6/30/93            44071              38522                   45980
7/31/93            45807              38367                   46933
8/31/93            46499              39823                   49453
9/30/93            48481              39517                   49453
10/31/93           49008              40335                   50294
11/30/93           49771              39950                   47913
12/31/93           47333              40433                   48002
1/31/94            47981              41808                   49395
2/28/94            49261              40673                   46977
3/31/94            47139              38900                   45589
4/30/94            45257              39399                   46617
5/31/94            45523              40045                   46723
6/30/94            45968              39064                   46765
7/31/94            44883              40346                   48314
8/31/94            46680              42001                   48579
9/30/94            47591              40973                   47594
10/31/94           46752              41894                   47650
11/30/94           46879              40368                   45614
12/31/94           44848              40967                   45946
1/31/95            44947              42029                   48233
2/28/95            46282              43667                   48012
3/31/95            46445              44956                   48351
4/30/95            47015              46280                   49970
5/31/95            48064              48129                   49901
6/30/95            48265              49247                   51795
7/31/95            50802              50880                   54903
8/31/95            53937              51008                   56632
9/30/95            55497              53161                   59111
10/31/95           57800              52971                   58892
11/30/95           56243              55296                   59557
12/31/95           57204              56362                   63344
1/31/96            59977              58279                   63639
2/29/96            60623              58821                   62218
3/31/96            59937              59386                   61602
4/30/96            61147              60262                   64356
5/31/96            63666              61818                   65089
6/30/96            65937              62052                   65428
7/31/96            65978              59310                   62178
8/31/96            61782              60562                   60851
9/30/96            62272              63972                   62283
10/31/96           63578              65735                   63151
11/30/96           63455              70703                   67106
12/31/96           68358              69302                   67258
1/31/97            68048              73632                   70392
2/28/97            70839              74209                   71899
3/31/97            70664              71160                   66627
4/30/97            66215              75408                   69969
5/31/97            68676              79999                   75222
6/30/97            75609              83589                   78689
7/31/97            79164              90236                   80350
8/31/97            82387              85180                   76971
9/30/97            79365              89844                   84260
10/31/97           87257              86843                   84492
11/30/97           85844              90863                   92324
12/31/97           90963              92424                   94664
1/31/98            93469              93446                  100263
2/28/98            98922             100186                  102769
3/31/98           104182             105317                  115204
4/30/98           115956             106376                  112366
5/31/98           115997             104547                  108524
6/30/98           112026             108795                  114498
7/31/98           119581             107635                  118618
8/31/98           123481              92098                  104959
9/30/98           101405              97972                  115869
10/31/98          114553             105943                  126453
11/30/98          126715             112369                  136282
12/31/98          139834             118837                  161413
1/31/99           173197             123806                  168903
2/28/99           182456             119959                  163235
3/31/99           175574             124762                  172252
4/30/99           201987             129589                  182216
5/31/99           208209             126528                  178730
6/30/99           203106             133551                  190401
7/31/99           212101             129381                  187209
8/31/99           205014             128741                  172920
9/30/99           191371             125212                  182325
10/31/99          198061             133135                  192061
11/30/99          215939             135871                  201235
12/31/99          232326             143843                  211782
1/31/00           251946             136615                  202691
2/29/00           236535             134029                  204006
3/31/00           250446             147141                  210167
4/30/00           250908             142714                  196671
5/31/00           229026             139786                  182700
6/30/00           207698             143232                  185661
7/31/00           216706             140993                  177876
8/31/00           205772             149751                  181689
9/30/00           216122             141845                  180989
10/31/00          208911             141245                  192559
11/30/00          211586             130110                  163106
12/31/00          164981             130746                  155594
1/31/01           190506             135385                  170840
2/28/01           157535             123040                  146529
3/31/01           138078             115246                  134369
4/30/01           148964             124202                  144006
5/31/01           148463             125034                  140921
6/30/01           139892             121991                  132342
7/31/01           134575             120790                  129343
8/31/01           120185             113227                  116229
9/30/01           109174             104074                  113482
10/31/01          106358             106067                  106647
11/30/01          115367             114192                  111954
12/31/01          116244             115224                  113949



---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                                       1 Year     5 Years   10 Years       Since
   December 31, 2001                                                                                  Inception 2
---------------------------------------------------------------------------------------------------------------------------
 Communications Fund--Class A Shares                                   (33.42)%    10.05%     11.76%      14.64%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 5.50% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class A Shares: January 18, 1984. Benchmark returns are for the periods beginning January 31, 1984.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
            Communications Fund--                      Lipper Telecommunications
               Class B Shares       S&P 500 Index 3          Funds Average 4
1/3/95              $10000                 $10000                  $10000
1/31/95              10301                  10259                   10044
2/28/95              10329                  10659                   10107
3/31/95              10446                  10974                   10254
4/30/95              10671                  11297                   10524
5/31/95              10707                  11748                   10788
6/30/95              11263                  12021                   11240
7/31/95              11952                  12420                   11786
8/31/95              12291                  12451                   12055
9/30/95              12787                  12977                   12485
10/31/95             12436                  12930                   12271
11/30/95             12641                  13498                   12535
12/31/95             13242                  13758                   12899
1/31/96              13385                  14226                   13086
2/29/96              12985                  14358                   13214
3/31/96              12815                  14496                   13216
4/30/96              13074                  14710                   13847
5/31/96              13626                  15090                   14036
6/30/96              14110                  15147                   13917
7/31/96              14110                  14478                   13057
8/31/96              13184                  14783                   13381
9/30/96              13283                  15616                   13718
10/31/96             13553                  16046                   13616
11/30/96             13526                  17259                   14218
12/31/96             14588                  16917                   14170
1/31/97              14510                  17973                   14652
2/28/97              15215                  18114                   14560
3/31/97              15167                  17370                   13825
4/30/97              14187                  18407                   14133
5/31/97              14710                  19528                   15408
6/30/97              16215                  20404                   16183
7/31/97              16987                  22026                   16731
8/31/97              17675                  20792                   16111
9/30/97              17002                  21931                   17531
10/31/97             18705                  21198                   17081
11/30/97             18391                  22180                   17754
12/31/97             19503                  22561                   18291
1/31/98              20032                  22810                   18895
2/28/98              21195                  24455                   20352
3/31/98              22327                  25708                   22196
4/30/98              24876                  25966                   22031
5/31/98              24844                  25520                   21230
6/30/98              23975                  26557                   22309
7/31/98              25586                  26274                   22613
8/31/98              26439                  22481                   18531
9/30/98              21650                  23915                   19581
10/31/98             24474                  25861                   21183
11/30/98             27084                  27429                   22500
12/31/98             29908                  29008                   25376
1/31/99              37092                  30221                   27419
2/28/99              39172                  29282                   26372
3/31/99              37668                  30454                   28121
4/30/99              43332                  31633                   30134
5/31/99              44648                  30885                   30017
6/30/99              43521                  32600                   32086
7/31/99              45430                  31582                   32094
8/31/99              43866                  31426                   30850
9/30/99              40910                  30564                   31931
10/31/99             42324                  32498                   34871
11/30/99             46137                  33166                   38081
12/31/99             49617                  35112                   43400
1/31/00              53801                  33348                   43027
2/29/00              50562                  32716                   47699
3/31/00              53498                  35917                   48248
4/30/00              53574                  34836                   42920
5/31/00              48860                  34122                   39292
6/30/00              44257                  34963                   42141
7/31/00              46172                  34416                   40626
8/31/00              43801                  36554                   42501
9/30/00              45982                  34624                   39364
10/31/00             44409                  34478                   38405
11/30/00             44955                  31760                   31393
12/31/00             34979                  31915                   31000
1/31/01              40493                  33047                   34566
2/28/01              33466                  30034                   28316
3/31/01              29310                  28131                   24872
4/30/01              31607                  30317                   27675
5/31/01              31470                  30521                   26639
6/30/01              29638                  29778                   25383
7/31/01              28490                  29485                   24371
8/31/01              25427                  27639                   21771
9/30/01              23090                  25404                   20022
10/31/01             22488                  25891                   19720
11/30/01             24361                  27874                   21139
12/31/01             24525                  28126                   21480


-----------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                                                  1 Year     5 Years       Since
   December 31, 2001                                                                                  Inception 2
-----------------------------------------------------------------------------------------------------------------------
 Communications Fund--Class B Shares                                              (33.58)%     10.20%     13.69%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0% after six years. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class B Shares: January 3, 1995. Benchmark returns are for the periods beginning December 31, 1994.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
             Communications Fund--                    Lipper Telecommunications
                Class C Shares      S&P 500 Index 3        Funds Average 4
10/28/98           10000                10000                   10000
10/31/98           10387                10607                   10675
11/30/98           11479                11217                   12118
12/31/98           14199                11686                   13056
1/31/99            14951                11323                   12540
2/28/99            14376                11776                   13459
3/31/99            16532                12232                   14328
4/30/99            17027                11943                   14237
5/31/99            16595                12606                   15229
6/30/99            17324                12212                   15154
7/31/99            16735                12152                   14571
8/31/99            15605                11819                   15070
9/30/99            16146                12567                   16555
10/31/99           17592                12825                   18193
11/30/99           17492                13577                   20817
12/31/99           18912                12895                   20446
1/31/00            20494                12651                   22548
2/29/00            19228                13889                   22807
3/31/00            20341                13471                   20354
4/30/00            20370                13194                   18630
5/31/00            18582                13520                   19955
6/30/00            16837                13308                   19129
7/31/00            17563                14135                   19941
8/31/00            16664                13389                   18235
9/30/00            17491                13332                   17680
10/31/00           16894                12281                   14403
11/30/00           17101                12341                   14156
12/31/00           13318                12779                   15920
1/31/01            15371                11614                   12835
2/28/01            12701                10878                   11230
3/31/01            11125                11723                   12479
4/30/01            11996                11802                   11988
5/31/01            11944                11515                   11323
6/30/01            11250                11401                   10867
7/31/01            10814                10688                    9702
8/31/01             9648                 9824                    8904
9/30/01             8761                10012                    8793
10/31/01            8533                10779                    9471
11/30/01            9243                10876                    9598
12/31/01            9311                10876                    9598



--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                          1 Year        Since
   December 31, 2001                                                Inception 2
--------------------------------------------------------------------------------
 Communications Fund--Class C Shares                       (30.79)%    (2.22)%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class C Shares: October 28, 1998. Benchmark returns are for the periods beginning October 31, 1998.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
        Communications Fund--                      Lipper Telecommunications
       Institutional Class Shares  S&P 500 Index 3      Funds Average 4
6/4/98      $250000                   $250000            $250000
6/30/98      265375                    260157             262081
7/31/98      274125                    257385             266892
8/31/98      225150                    220230             219785
9/30/98      254425                    234277             232620
10/31/98     281475                    253338             252350
11/30/98     310700                    268704             269040
12/31/98     384875                    284171             304211
1/31/99      405525                    296054             328127
2/28/99      390375                    286853             315187
3/31/99      449100                    298338             336191
4/30/99      463025                    309882             358556
5/31/99      451700                    302562             356552
6/30/99      471900                    319356             382190
7/31/99      456325                    309384             380831
8/31/99      426025                    307854             366272
9/30/99      441000                    299414             379259
10/31/99     481050                    318362             416236
11/30/99     517600                    324903             457581
12/31/99     561475                    343967             524016
1/31/00      527200                    326683             515352
2/29/00      558250                    320499             567612
3/31/00      559550                    351853             574901
4/30/00      510875                    341267             513405
5/31/00      463300                    334265             470448
6/30/00      483475                    342506             503680
7/31/00      459125                    337151             483081
8/31/00      482300                    358093             502725
9/30/00      466250                    339188             458854
10/31/00     472325                    337754             445029
11/30/00     387175                    311126             363018
12/31/00     368475                    312649             357104
1/31/01      425550                    323741             400784
2/28/01      352050                    294222             322947
3/31/01      308625                    275583             283072
4/30/01      332975                    296999             314745
5/31/01      331875                    298988             301699
6/30/01      312800                    291711             284808
7/31/01      300975                    288840             273550
8/31/01      268800                    270756             244210
9/30/01      244300                    248867             224940
10/31/01     238050                    253635             221905
11/30/01     258225                    273064             238689
12/31/01     260175                    275530             242026

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                         1 Year        Since
   December 31, 2001                                              Inception 2
--------------------------------------------------------------------------------
 Communications Fund--Institutional Class                  (29.39)%    1.12%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Institutional Class: June 4, 1998. Benchmark returns are for the periods beginning May 31, 1998.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

      SHARES  SECURITY                           VALUE

              COMMON STOCKS--95.48%
              COMMUNICATION EQUIPMENT--16.12%
     600,000  Agilent Technologies, Inc.1 $ 17,106,000
     971,745  Avaya, Inc.1,2 ............   11,806,702
     666,428  Black Box Corp.1 ..........   35,240,713
     850,000  Celestica, Inc.1,2 ........   34,331,500
   2,060,940  Lucent Technologies, Inc.2    12,963,312
     450,000  Qualcomm, Inc.1 ...........   22,725,000
   1,000,000  Solectron Corp.1,2 ........   11,280,000
     884,500  Sun Microsystems, Inc.1 ...   10,914,730
     356,800  Tellabs, Inc.1 ............    5,362,704
                                          ------------
                                           161,730,661
                                          ------------
              EMERGING CARRIERS--0.62%
   2,649,200  Williams Communications
               Group1,2 .................    6,225,620
                                          ------------
              INTERNATIONAL NETWORK OPERATORS--11.88%
   2,168,274  BCE, Inc.2 ................   49,436,647
     423,966  Telefonica de Espana ADR1,2   16,992,557
     570,000  Telefonos de Mexico SA ADR2   19,961,400
   1,276,020  Vodafone Group PLC2 .......   32,768,194
                                          ------------
                                           119,158,798
                                          ------------
              MEDIA--24.94%
   3,483,000  AOL Time Warner, Inc.1 ....  111,804,300
   2,100,000  Charter Communications, Inc.--
               Class A1 .................   34,503,000
   1,925,000  General Motors Corp.--Class H
               (Hughes Electronics)1,2 ..   29,741,250
   1,450,000  Liberty Media Corp.--
               Class A1,2 ...............   20,300,000
   1,400,000  Mediacom Communications
                Corp.1 ..................   25,564,000
     600,000  News Corp. Ltd. ADR2 ......   19,086,000
     500,000  XM Satellite Radio Holdings--
               Class A1 .................    9,180,000
                                          ------------
                                           250,178,550
                                          ------------
              NATIONAL CARRIERS--24.10%
   4,070,929  Qwest Communications
               International, Inc.2 .....   57,522,227
   2,473,789  SBC Communications, Inc. ..   96,898,315
   1,841,716  Verizon Communications ....   87,407,842
                                          ------------
                                           241,828,384
                                          ------------

      SHARES  SECURITY                           VALUE

              REGIONAL CARRIERS--9.75%
   1,515,000  ALLTEL Corp.2 ............. $ 93,520,950
     500,000  General Communication, Inc.--
               Class A1 .................    4,265,000
                                          ------------
                                            97,785,950
                                          ------------
              SOFTWARE & APPLICATIONS--6.74%
   1,168,000  Convergys Corp.1 ..........   43,788,320
   5,185,000  Novell, Inc.1 .............   23,799,150
                                          ------------
                                            67,587,470
                                          ------------
              SPECIALTY SERVICES--1.33%
     791,700  Dobson Communications Corp.--
               Class A1 .................    6,761,117
   2,500,000  Genuity, Inc.--Class A1,2 .    3,950,000
     645,347  Orbital Sciences Corp.1 ...    2,665,283
                                          ------------
                                            13,376,400
                                          ------------
TOTAL COMMON STOCKS
   (Cost $1,021,485,112) ................  957,871,833
                                          ------------

              CONVERTIBLE PREFERRED STOCKS--0.11%
       1,000  Lucent Technologies,
                Inc., Cvt. Pfd. .........    1,156,250
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $1,022,485,112) ................  959,028,083
                                          ------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES--15.96%
 160,117,445  Institutional Daily Assets Fund4
               (Note 1G) ................  160,117,445
                                          ------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $160,117,445) ..................  160,117,445
                                          ------------




See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



   PRINCIPAL
      AMOUNT  SECURITY                                               VALUE



              REPURCHASE AGREEMENT--4.93%
 $49,445,000  Goldman Sachs & Co., dated 12/31/01,
               1.60%, principal and interest in the
               amount of $49,449,395 due 1/2/02,
               collateralized by US Treasury Note, par
               value of $27,073,000, coupon rate
               3.625%, due 1/15/08 with a market value
               of $30,613,546; collateralized by US
               Treasury Bond, par value of $14,546,000,
               coupon rate 8.75%, due 8/15/20 with a
               market value of $19,821,201. (Cost
               $49,445,000) ................................  $   49,445,000
                                                              --------------
TOTAL INVESTMENTS
   (Cost $1,232,047,557)3 ......................  116.48%     $1,168,590,528
LIABILITIES IN EXCESS OF
   OTHER ASSETS ................................  (16.48)       (165,340,460)
                                                  ------      --------------
NET ASSETS .....................................  100.00%     $1,003,250,068
                                                  ======      ==============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 All or a portion of this security was on loan (see Note 6).
3 Aggregate cost for federal tax purposes was $1,239,053,445.
4 Security purchased with cash collateral received for securities on loan.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                                                                DECEMBER 31, 2001
ASSETS
   Investments in unaffiliated issuers, at value (cost $1,071,930,112) ..........................  $1,008,473,083
   Investments in affiliated investment companies, at value (cost $160,117,445) .................     160,117,445
                                                                                                   --------------
Total investments, at value (cost $1,232,047,557) ...............................................   1,168,590,528
   Cash .........................................................................................          15,751
   Receivable for capital shares sold ...........................................................         761,793
   Dividends and interest receivable ............................................................       1,071,929
   Prepaid expenses and other ...................................................................         252,342
                                                                                                   --------------
Total assets ....................................................................................   1,170,692,343
                                                                                                   --------------
LIABILITIES
   Payable for capital shares redeemed ..........................................................       5,380,868
   Payable for collateral under securities lending agreements ...................................     160,117,445
   Administration fees payable ..................................................................         129,685
   Accounting fees payable ......................................................................          11,905
   Advisory fees payable ........................................................................         562,253
   Custody fees payable .........................................................................          19,009
   Transfer agent fees payable ..................................................................         447,660
   Accrued expenses and other ...................................................................         773,450
                                                                                                   --------------
Total liabilities ...............................................................................     167,442,275
                                                                                                   --------------
NET ASSETS ......................................................................................  $1,003,250,068
                                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................................  $1,231,533,727
   Expenses in excess of net investment income ..................................................        (220,393)
   Accumulated net realized loss from investment transactions ...................................    (164,606,237)
   Net unrealized depreciation on investments ...................................................     (63,457,029)
                                                                                                   --------------
NET ASSETS ......................................................................................  $1,003,250,068
                                                                                                   ==============
NET ASSET VALUE PER SHARE
   Class A Shares 1 .............................................................................. $        18.57
                                                                                                   ==============
   Class B Shares 2 .............................................................................. $        17.94
                                                                                                   ==============
   Class C Shares 3 .............................................................................. $        17.96
                                                                                                   ==============
   Institutional Class 4 ......................................................................... $        18.69
                                                                                                   ==============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $727,884,229 and 39,192,709 shares outstanding). Maximum offering price per share was $19.65 ($18.57 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $221,886,152 and 12,368,190 shares outstanding). Redemption value is $17.04 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $41,380,213 and 2,304,517 shares outstanding). Redemption value is $17.78 following a 1.00% maximum contingent deferred charge.
4 Net asset value per share (based on net assets of $12,099,474 and 647,363 shares outstanding).


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 1



                                                                                               FOR THE YEAR ENDED
                                                                                                DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign withholding tax of $184,554) ..............  $   7,129,023
   Dividends from affiliated investment companies ................................................        571,343
   Interest ......................................................................................      1,116,639
   Net investment income allocated from Communications Portfolio:
     Dividends ...................................................................................      3,716,803
     Interest ....................................................................................      1,013,250
     Income from loaned securities, net ..........................................................        824,525
     Expenses 2 ..................................................................................     (4,167,745)
                                                                                                    -------------
   Net investment income allocated from Communications Portfolio .................................      1,386,833
                                                                                                    -------------
Total income .....................................................................................     10,203,838
                                                                                                    -------------
EXPENSES
   Investment advisory fees ......................................................................      6,288,984
   Distribution fees:
     Class A Shares ..............................................................................      2,426,891
     Class B Shares ..............................................................................      3,086,653
     Class C Shares ..............................................................................        598,306
   Transfer agent fees ...........................................................................      2,551,542
   Administrative fees ...........................................................................      1,424,819
   Printing and shareholder reports ..............................................................        286,186
   Accounting fees ...............................................................................        186,080
   Professional fees .............................................................................         81,807
   Registration fees .............................................................................         75,919
   Directors' fees ...............................................................................         60,651
   Miscellaneous .................................................................................          7,505
                                                                                                    -------------
Total expenses ...................................................................................     17,075,343
   Less: fees waivers or expense reimbursements ..................................................     (1,206,040)
                                                                                                    -------------
Net expenses .....................................................................................     15,869,303
                                                                                                    -------------
EXPENSES IN EXCESS OF INCOME .....................................................................     (5,665,465)
                                                                                                    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investment transactions ................................................    (45,613,684)
   Net realized loss from investment transactions allocated from the
     Communications Portfolio ....................................................................    (76,265,781)
   Net change in unrealized appreciation/depreciation on investments .............................   (261,126,168)
   Net change in unrealized appreciation/depreciation on investments allocated
     from the Communications Portfolio ...........................................................   (100,247,517)
                                                                                                    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..................................................   (483,253,150)
                                                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................................  $(488,918,615)
                                                                                                    =============

--------------------------------------------------------------------------------
1 On April 27, 2001, the Communications Portfolio closed. The Statement of Operations includes the Fund's information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).
2 For the period January 1, 2001 to April 27, 2001, the Communications Portfolio waived fees in the amount of $820,701 which was allocated to the Fund.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS 1


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                 2001                       2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income .....................................  $   (5,665,465)           $    (2,626,276)
   Net realized gain (loss) from investment transactions ............     (45,613,684)               151,122,408
   Net realized loss from investment transactions
     allocated from theCommunications Portfolio .....................     (76,265,781)               (38,145,621)
   Net change in unrealized appreciation/
     depreciation on investments ....................................    (261,126,168)              (624,904,668)
   Net change in unrealized appreciation/depreciation on
     investments allocated from the
     Communications Portfolio .......................................    (100,247,517)              (456,673,597)
                                                                       --------------            ---------------
Net decrease in net assets from operations ..........................    (488,918,615)              (971,227,754)
                                                                       --------------            ---------------
DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A Shares .................................................              --                 (3,725,071)
     Class B Shares .................................................              --                   (435,911)
     Class C Shares .................................................              --                    (78,920)
     Institutional Class ............................................              --                    (89,412)
   Net realized gains:
     Class A Shares .................................................              --               (112,036,540)
     Class B Shares .................................................              --                (36,639,646)
     Class C Shares .................................................              --                 (6,697,827)
     Institutional Class ............................................              --                 (1,644,664)
                                                                       --------------            ---------------
Total distributions .................................................              --               (161,347,991)
                                                                       --------------            ---------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sales of shares ................................     155,486,051                704,797,735
   Net dividend reinvestments .......................................              --                142,947,495
   Net cost of shares redeemed ......................................    (390,088,658)              (816,132,354)
                                                                       --------------            ---------------
Net increase (decrease) in net assets from
   capital share transactions .......................................    (234,602,607)                31,612,876
                                                                       --------------            ---------------
TOTAL DECREASE IN NET ASSETS ........................................    (723,521,222)            (1,100,962,869)
NET ASSETS
   Beginning of year ................................................   1,726,771,290              2,827,734,159
                                                                       --------------            ---------------
   End of year (including expenses in excess of net
     investment income of $220,393 and $181,136,
     respectively) ..................................................  $1,003,250,068            $ 1,726,771,290
                                                                       ==============            ===============

--------------------------------------------------------------------------------
1 On April 27, 2001, the Communications Portfolio closed. The Statement of Changes in Net Assets includes the Fund's information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..................  $26.37        $43.65       $34.23       $19.37        $15.59
                                                       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income ....   (0.05)         0.03         0.23         0.12          0.27
   Net realized and unrealized gain (loss)
     on investments .................................   (7.75)       (14.76)       14.83        16.05          5.41
                                                       ------        ------       ------       ------        ------
Total from investment operations ....................   (7.80)       (14.73)       15.06        16.17          5.68
                                                       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................      --         (0.09)       (0.33)       (0.40)        (0.40)
   Net realized gains ...............................      --         (2.46)       (5.31)       (0.91)        (1.50)
                                                       ------        ------       ------       ------        ------
Total distributions .................................      --         (2.55)       (5.64)       (1.31)        (1.90)
                                                       ------        ------       ------       ------        ------
NET ASSET VALUE, END OF YEAR ........................  $18.57        $26.37       $43.65       $34.23        $19.37
                                                       ======        ======       ======       ======        ======
TOTAL RETURN 1 ......................................  (29.54)%      (34.52)%      45.47%       85.30%        37.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s) ...................$727,884    $1,239,563   $2,115,885   $1,275,775      $622,865
   Ratios to average net assets:
     Net investment (expenses in excess of) income      (0.22)%        0.09%        0.62%        0.48%         1.07%
     Expenses after waivers and/or
        reimbursements ..............................    1.24% 5       1.05% 2      0.96%        1.05%         1.11%
     Expenses before waivers and/or
        reimbursements ..............................    1.39% 5       1.10% 2        --%          --%           --%
   Portfolio turnover rate ..........................      14% 3         11% 4        17%          14%           26%

--------------------------------------------------------------------------------
1  Total return excludes the effect of sales charge.
2 This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
3  Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
4 Beginning on September 29, 2000, the Flag Investors Communications Fund (the `Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000.The annual portfolio turnover rate for the period 1/1/00 through 12/31/00 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
5 The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class A Shares at the Fund level for the year ended December 31, 2001 were 0.99% after waivers and 1.09% before waivers.



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS B SHARES
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................   $25.66        $42.85       $33.80       $19.22        $15.51
                                                       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income ...    (0.24)        (0.23)       (0.03)       (0.02)         0.18
   Net realized and unrealized gain (loss)
     on investments ................................    (7.48)       (14.46)       14.58        15.83          5.34
                                                       ------        ------       ------       ------        ------
Total from investment operations ...................    (7.72)       (14.69)       14.55        15.81          5.52
                                                       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized
     short-term capital gains ......................       --         (0.04)       (0.19)       (0.32)        (0.31)
   Net realized long-term capital gains ............       --         (2.46)       (5.31)       (0.91)        (1.50)
                                                       ------        ------       ------       ------        ------
Total distributions ................................       --         (2.50)       (5.50)       (1.23)        (1.81)
                                                       ------        ------       ------       ------        ------
NET ASSET VALUE, END OF YEAR .......................   $17.94        $25.66       $42.85       $33.80        $19.22
                                                       ======        ======       ======       ======        ======
TOTAL RETURN 1 ......................................  (30.09)%      (35.04)%      44.42%       83.91%        36.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s) .................. $221,886      $396,457     $592,520     $165,308       $32,474
   Ratios to average net assets:
     Net investment (expenses in excess of) income .    (0.97)%       (0.68)%      (0.15)%      (0.35)%        0.29%
     Expenses after waivers and/or
        reimbursements .............................     1.99% 5       1.80% 2      1.71%        1.80%         1.86%
     Expenses before waivers and/or
        reimbursements .............................     2.14% 5       1.85% 2        --%          --%           --%
   Portfolio turnover rate .........................       14% 3         11% 4        17%          14%           26%

--------------------------------------------------------------------------------
1  Total return excludes the effect of sales charge.
2 This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
3  Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
4 Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000. The annual portfolio turnover rate for the period 1/1/00 through 12/31/00 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
5 The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class B Shares at the Fund level for the year ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS C SHARES                                                                                      FOR THE PERIOD
                                                                                                     OCT. 28, 19981
                                                                FOR THE YEARS ENDED DECEMBER 31,   THROUGH DEC. 31,
                                                          2001            2000              1999               1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................   $25.69          $42.88            $33.84             $25.50
                                                        ------          ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .....................    (0.25)          (0.22)            (0.02)             (0.01)
   Net realized and unrealized gain (loss)
     on investments .................................    (7.48)         (14.47)            14.56               9.21
                                                        ------          ------            ------             ------
Total from investment operations ....................    (7.73)         (14.69)            14.54               9.20
                                                        ------          ------            ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ..............       --           (0.04)            (0.19)             (0.21)
   Net realized long-term capital gains .............       --           (2.46)            (5.31)             (0.65)
                                                        ------          ------            ------             ------
Total distributions .................................       --           (2.50)            (5.50)             (0.86)
                                                        ------          ------            ------             ------
NET ASSET VALUE, END OF PERIOD ......................   $17.96          $25.69            $42.88             $33.84
                                                        ======          ======            ======             ======
TOTAL RETURN 2 .......................................  (30.09)%        (35.02)%           44.33%             36.70%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) .................  $41,380         $72,835           $91,176             $3,247
   Ratios to average net assets:
     Expenses in excess of income ...................    (0.97)%         (0.69)%           (0.20)%            (0.61)% 3
     Expenses after waivers and/or
        reimbursements ..............................     1.99% 5         1.80% 4           1.70%              1.85% 3
     Expenses before waivers and/or
        reimbursements ..............................     2.14% 5         1.85% 4             --%                --%
   Portfolio turnover rate ..........................       14% 6           11% 7             17%                14%

--------------------------------------------------------------------------------
1  Commencement of operations.
2  Total return excludes the effect of sales charge.
3  Annualized.
4 This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
5 The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class C Shares at the Fund level for the year ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.
6  Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
7 Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000.The annual portfolio turnover rate for the period 1/1/00 through 12/31/00 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS                                                                                 FOR THE PERIOD
                                                                                                      JUNE 4, 1998 1
                                                                FOR THE YEARS ENDED DECEMBER 31,   THROUGH DEC. 31,
                                                          2001            2000              1999               1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................  $26.47          $43.76            $34.27             $23.26
                                                        ------          ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .............................    0.01            0.12              0.27               0.06
   Net realized and unrealized gain (loss)
     on investments ..................................   (7.79)         (14.81)            14.93              12.17
                                                        ------          ------            ------             ------
Total from investment operations .....................   (7.78)         (14.69)            15.20              12.23
                                                        ------          ------            ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ...............      --           (0.14)            (0.40)             (0.31)
   Net realized long-term capital gains ..............      --           (2.46)            (5.31)             (0.91)
                                                        ------          ------            ------             ------
Total distributions ..................................      --           (2.60)            (5.71)             (1.22)
                                                        ------          ------            ------             ------
NET ASSET VALUE, END OF PERIOD .......................  $18.69          $26.47            $43.76             $34.27
                                                        ======          ======            ======             ======
TOTAL RETURN .........................................  (29.39)%        (34.37)%           45.89%             53.95%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) .................. $12,100         $17,917           $28,153               $813
   Ratios to average net assets:
     Net investment (expenses in excess of) income ...    0.05%           0.33%             0.86%              0.49% 2
     Expenses after waivers and/or
        reimbursements ...............................    0.99% 3         0.80% 4           0.72%              0.83% 2
     Expenses before waivers and/or
        reimbursements ...............................    1.14% 3         0.85% 4             --%                --%
   Portfolio turnover rate ...........................      14% 5           11% 6             17%                14%

--------------------------------------------------------------------------------
1  Commencement of operations.
2  Annualized.
3 The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The annual expense ratios incurred by the Institutional Class at the Fund level for the year ended December 31, 2001 were 0.74% after waivers and 0.84% before waivers.
4 This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
5  Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
6 Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000. The annual portfolio turnover rate for the period 1/1/00 through 12/31/00 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Flag Investors Communications Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a non-diversified, open-end management investment company. On March 26, 2001, the Board approved dissolving the Communications master-feeder structure, and converting Communications to a stand-alone fund. On April 27, 2001 the Communications Fund received assets with a value of $1,493,477,955 which included unrealized appreciation of $197,666,585, from the Communications Portfolio of the Deutsche Investors Portfolios Trust (the `Portfolio') in a tax free exchange for its beneficial ownership in the Portfolio. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers four classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. The Institutional Class have no sales charge. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to maximize total return through a combination of long-term growth of capital and, to a lesser extent, current income. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

The accounting policies of the Communications Portfolio, when the Communications Fund was invested in the Portfolio from January 1, 2001 through April 27, 2001, were the same as the Fund's policies disclosed herein.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On December 31, 2001 there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.




--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund may invest the cash collateral in an affiliated money market fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Fund or the borrower may terminate the loan.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of the amount in excess of $1.5 billion.

Alex. Brown Investment Management is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

ICCC is the Fund's Administrator.

ICCC, in its capacity as the Fund's investment advisor and administrator, and in its prior capacity as the Portfolio's investment advisor and administrator, has contractually agreed to an aggregate fee waiver equal to 0.15% of the average daily net assets. The agreement with the Fund will continue until at least September 1, 2002 and may be extended.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Bankers Trust Company, an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Deutsche Bank AG is the securities lending agent for the Fund. The Fund may use cash collateral from securities lending transactions to purchase shares of an affiliated fund and may pay fees generated from those transactions to the securities lending agent. For the year ended December 31, 2001, the Fund paid the securities lending agent approximately $475,977 for its services.



--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001 the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, either in cash or in a transfer into the Director's Deferred Compensation Plan, which amounted to $98,928 for the year ended December 31, 2001.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class.

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 137 million shares of $.001 par value capital stock (75 million Class A Shares, 30 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class and 2 million undesignated). Transactions in capital shares were as follows:

                                                   Class A Shares
             ----------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
             -------------------------   ------------------------
                 Shares         Amount       Shares        Amount
             ----------  -------------   ---------- -------------
Sold          4,766,958  $ 113,454,424   12,241,323 $ 474,610,214
Reinvested           --             --    3,268,442   100,203,561
Redeemed    (12,586,513)  (278,701,400) (16,968,503) (636,850,892)
            -----------  -------------   ---------- -------------
Net decrease (7,819,555) $(165,246,976)  (1,458,738)$ (62,037,117)
            ===========  =============   ========== =============

                                                   Class B Shares
             ----------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
             -------------------------    -----------------------
                 Shares         Amount       Shares        Amount
             ----------   ------------    --------- -------------
Sold          1,051,756   $ 25,166,072    3,990,977 $ 153,196,677
Reinvested           --             --    1,165,395    34,586,788
Redeemed     (4,131,402)   (85,556,417)  (3,537,508) (124,780,848)
             ----------   ------------    --------- -------------
Net increase
  (decrease) (3,079,646)  $(60,390,345)   1,618,864 $  63,002,617
             ==========   ============    ========= =============

                                                   Class C Shares
             ----------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
             -------------------------    -----------------------
                 Shares         Amount       Shares        Amount
             ----------   ------------    ---------  ------------
Sold            608,959   $ 15,046,958    1,372,170  $ 52,726,309
Reinvested           --             --      218,360     6,480,121
Redeemed     (1,139,795)   (23,972,570)    (881,427)  (30,357,794)
             ----------   ------------    ---------  ------------
Net increase
  (decrease)   (530,836)  $ (8,925,612)     709,103  $ 28,848,636
             ==========   ============    =========  ============

                                              Institutional Class
               --------------------------------------------------
                    For the Year Ended         For the Year Ended
                     December 31, 2001          December 31, 2000
               -----------------------     ----------------------
                 Shares         Amount       Shares        Amount
               --------    -----------     --------  ------------
Sold             67,224    $ 1,818,597      582,361  $ 24,264,535
Reinvested           --             --       54,703     1,677,025
Redeemed        (96,776)    (1,858,271)    (603,473)  (24,142,820)
                -------    -----------     --------  ------------
Net increase
  (decrease)    (29,552)   $   (39,674)      33,591  $  1,798,740
                =======    ===========     ========  ============

NOTE 5--FEDERAL INCOME TAX AND
INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                       Undistributed
                        Net Realized            Paid-in
Undistributed NII        Gain/(Loss)            Capital
-----------------      -------------            -------
       $5,626,208                $(7)       $(5,626,201)





--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $254,062,550 and $324,525,467, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and differing tax treatment of contributed securities.

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryovers                  $(149,789,934)
Unrealized appreciation/(depreciation)   $ (70,462,917)

At December 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $149,789,934, all of which expires in 2009.

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

            Capital                 Currency
            -------                 --------
         $7,810,415                      $--

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2001, were $177,254,166 and $452,559,055, respectively.

NOTE 6--LENDING OF SECURITIES
The Fund had the following amounts of securities out on loan at December 31, 2001:

        Market Value    Market Value     % of Portfolio
of Loaned Securities   of Collateral            on Loan
--------------------   -------------     --------------
        $150,660,462    $160,117,445              17.97





--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Flag Investors Communications Fund, Inc.





In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Flag Investors Communications Fund, Inc. (the `Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
NAME, BIRTH DATE AND         BUSINESS EXPERIENCE AND                                          COMPLEX OVERSEEN
POSITION WITH THE FUND       DIRECTORSHIPS DURING THE PAST 5 YEARS                            BY DIRECTOR 1
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------

Richard R. Burt              Chairman, IEP Advisors, Inc. (July 1998 to present);             25
February 3, 1947             Chairman of the Board, Weirton Steel Corporation (April
Director since 1999.         1996 to present); Member of the Board, Archer Daniels
                             Midland Company (agribusiness operations) (October 1996 to present), Hollinger International, Inc. (publishing) (1995 to present), Homestake Mining (mining and exploration)
                             (1998 to February 2001), HCL Technologies (information
                             technology) (April 1999 to present) and Anchor Gaming
                             (gaming software and equipment) (March 1999 to present);
                             Director, Brinson Mutual Funds (formerly known as Mitchell
                             Hutchins family of funds) (registered investment companies)
                             (1995 to present); and Member, Textron Corporation
                             International Advisory Council (July 1996 to present).
                             Formerly, Partner, McKinsey & Company (consulting), (1991
                             to 1994); U.S. Chief Negotiator in Strategic Arms Reduction
                             Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, (1985 to 1991).

-----------------------------------------------------------------------------------------------------------------------

Joseph R. Hardiman           Private Equity Investor (1997 to present); Director,             23
May 27, 1937                 Soundview Technology Group Inc. (investment banking) (July
Director since 1998.         1998 to present), Corvis Corporation, (optical networks)
                             (July 2000 to present), The Nevis Fund (registered
                             investment company) (July 1999 to present), Brown
                             Investment Advisory & Trust Company (February 2001 to
                             present), and ISI Family of Funds (registered investment
                             companies) (March 1998 to present). Formerly, Director,
                             Circon Corp. (medical instruments), (November 1998 to
                             January 1999); President and Chief Executive Officer, The
                             National Association of Securities Dealers, Inc. and The
                             NASDAQ Stock Market, Inc., (1987 to 1997); Director, Flag
                             Investors Emerging Growth Fund, Inc. (now known as Emerging
                             Growth Fund, Inc.) and Flag Investors Short-Intermediate
                             Income Fund, Inc. (now known as Short-Intermediate Income
                             Fund, Inc.) (registered investment companies), (resigned
                             2000); Chief Operating Officer of Alex. Brown & Sons
                             Incorporated (Deutsche Banc Alex. Brown Inc.), (1985 to
                             1987); General Partner, Alex. Brown & Sons Incorporated
                             (Deutsche Banc Alex. Brown Inc.), (1976 to 1985).

-----------------------------------------------------------------------------------------------------------------------

Louis E. Levy                Director, Household International (banking and finance)          25
November 16, 1932            (1992 to present) and ISI Family of Funds (registered
Director since 1994.         investment companies) (1994 to present). Formerly, Chairman of the Quality Control Inquiry Committee, American
                             Institute of Certified Public Accountants, (1992 to 1998);
                             Trustee, Merrill Lynch Funds for Institutions, (1991 to
                             1993); Adjunct Professor, Columbia University-Graduate
                             School of Business, (1991 to 1992); Director,
                             Kimberly-Clark Corporation, (personal consumer products),
                             (retired 2000); and Partner, KPMG Peat Marwick, (retired
                             1990).

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
NAME, BIRTH DATE AND         BUSINESS EXPERIENCE AND                                          COMPLEX OVERSEEN
POSITION WITH THE FUND1      DIRECTORSHIPS DURING THE PAST 5 YEARS                            BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------

Eugene J. McDonald           Executive Vice President, Investment Counsel, Duke               25
July 14, 1932                University (September 2000 to present); Director, Victory
Director since 1992.         Funds (registered investment companies) (April 1993 to
                             present); Lead Director, National Commerce Bank Corporation
                             (NCBC) (banking) (July 2000 to present); Principal & Chief
                             Investment Officer, Quellos Private Capital Markets, LLC
                             (investments) (September 2001 to present); Director, Red
                             Hat, Inc. (July 2000 to present); and Director, Incara
                             Pharmaceuticals (June 2001 to present). Formerly, Chairman,
                             Winston Hedged Equity Group (July 2000 to August 2001);
                             Executive Vice Chairman and Director, Central Carolina Bank
                             & Trust (banking) (January 1998 to July 2000); Director,
                             AMBAC Treasurers Trust (registered investment company)
                             (July 1996 to August 1997), DP Mann Holdings (insurance)
                             (December 1996 to December 1998) and ISI Family of Funds
                             (registered investment companies) (1992 to 1999);
                             President, Duke Management Company (investments) (July 1990 to September 1990); Executive Vice President, Duke
                             University (education, research and health care) (July 1984 to September 2000).
---------------------------------------------------------------------------------------------------------------------------

Rebecca W. Rimel             President and Chief Executive Officer, The Pew Charitable        25
April 10, 1951               Trusts (charitable foundation) (1994 to present); and
Director since 1996.         Director and Executive Vice President, The Glenmede Trust
                             Company (investment trust and wealth management) (1994 to
                             present). Formerly, Executive Director, The Pew Charitable
                             Trusts (1988 to 1994) and Director, ISI Family of Funds
                             (registered investment companies) (1997 to 1999).

---------------------------------------------------------------------------------------------------------------------------

Carl W. Vogt                 Senior Partner, Fulbright & Jaworski, L.L.P (law);               25
April 20, 1936               Director, Yellow Corporation (trucking) (1996 to present),
Director since 2000.         American Science & Engineering (x-ray detection equipment)
                             (1997 to present), and ISI Family of Funds (registered
                             investment companies) (1999 to present). Formerly, Chairman and Member, National Transportation Safety Board (1992 to
                             1994); Director, National Railroad Passenger Corporation
                             (Amtrak) (1991 to 1992); Member, Aviation System Capacity
                             Advisory Committee (Federal Aviation Administration);
                             President (interim) of Williams College (1999 to 2000) and
                             President, certain funds in the Deutsche Asset Management
                             Family of Funds (formerly, Flag Investors Family of Funds)
                             (registered investment companies) (1999 to 2000).

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
NAME, BIRTH DATE AND         BUSINESS EXPERIENCE AND                                          COMPLEX OVERSEEN
POSITION WITH THE FUND1      DIRECTORSHIPS DURING THE PAST 5 YEARS                            BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

---------------------------------------------------------------------------------------------------------------------------

Robert H. Wadsworth          President, Robert H. Wadsworth Associates, Inc. (consulting      25
January 29, 1940             firm) (1982 to present), President and Trustee, Trust for
Director since 1999.         Investment Managers (registered investment company) (1999
                             to present), Director, The Germany Fund Inc. (1986 to
                             present), The New Germany Fund, Inc. (1992 to present) and
                             Central European Equity Fund, Inc. (1986 to present).
                             Formerly President, Investment Company Administration,
                             L.L.C. (1992* until July, 2001); President, Treasurer and
                             Director, First Fund Distributors, Inc. (1990 until
                             January, 2002); Vice President, Professionally Managed
                             Portfolios and Advisors Series Trust (registered investment companies); President, Guinness Flight Investment Funds,
                             Inc. (registered investment companies).

                             * This is the inception date of the corporation, which was the predecessor to the LLC.

---------------------------------------------------------------------------------------------------------------------------

  INTERESTED DIRECTORS

---------------------------------------------------------------------------------------------------------------------------

Richard T. Hale 3            Managing Director, Deutsche Banc Alex. Brown Inc. (formerly      70
July 17, 1945                DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset
Director since 1996.         Management Americas (June 1999 to present); Director and
                             President, Investment Company Capital Corp. (registered
                             investment advisor) (April 1996 to present). Director and
                             President, Deutsche Asset Management Mutual Funds; (1989 to
                             present); Director, Deutsche Global Funds, Ltd. (January
                             2000 to present); Director, CABEI Fund (June 2000 to
                             present); Director, North American Income Fund (September
                             2000 to present); Vice President, Deutsche Asset
                             Management, Inc. (September 2000 to present). Chartered
                             Financial Analyst. Formerly, Director, ISI Family of Funds
                             (registered investment companies).

---------------------------------------------------------------------------------------------------------------------------

Truman T. Semans 3           Vice Chairman, Brown Investment Advisory & Trust Company         25
October 27, 1926             (1993 to present); Director and Chairman, Virginia Hot
Director since 1987.         Springs, Inc. (property management) (1991 to present), and
                             Director of Upstate (biotechnology) (1994 to present).
                             Formerly, Managing Director and Vice Chairman, Alex. Brown
                             & Sons Incorporated (Deutsche Banc Alex. Brown Inc.) (1974
                             to 1998); Director, Investment Company Capital Corp.
                             (registered investment advisor) (1996 to 2000) and
                             Director, ISI Family of Funds (registered investment
                             companies) (1997 to 1999).

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                                       29

Communications Fund
--------------------------------------------------------------------------------
FUND DIRECTORS

NAME, BIRTH DATE AND         BUSINESS EXPERIENCE AND
POSITION WITH THE FUND 1     DIRECTORSHIPS DURING THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------------

Richard T. Hale              See information provided under Interested Directors.
President

---------------------------------------------------------------------------------------------------------------------------

Amy Olmert                   Director, Deutsche Asset Management (1999 to present); Certified Public Accountant.
Secretary                    Formerly, Vice President, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.),
May 14, 1963                 (1997 to 1999); Senior Manager and other positions, Coopers & Lybrand L.L.P.
                             (PricewaterhouseCoopers LLP), (1988 to 1997).

---------------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch             Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown
Assistant Secretary          Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel,
March 27, 1954               United States Securities and Exchange Commission, (1993 to 1998).

---------------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo             Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant;
Treasurer                    Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex.
August 5, 1957               Brown Incorporated (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Senior Manager,
                             Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1993 to 1998).


--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One South Street, Baltimore, MD 21202.
2 As of December 31, 2001, the total number of Deutsche Asset Management funds (the `Fund Complex') is 70.
3 Messrs. Semans and Hale are directors/trustees who are `Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to the Emerging Growth and Short-Intermediate Income Funds.

The Fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Flag Investors Communications Fund
   Class A Shares                                             CUSIP #338331101
   Class B Shares                                             CUSIP #338331408
   Class C Shares                                             CUSIP #338331606
   Institutional Class                                        CUSIP #338331507
                                                              BDCOMMANN (12/01)
                                                              Printed 2/02
Distributed by:
ICC Distributors, Inc.